Equity - Distribution of Profit - Interim Dividend (Details) - EUR (€) € / shares in Units, € in Thousands			12 Months Ended
	Oct. 26, 2018	Oct. 27, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity
Interim dividend	€ 136,747	€ 122,986	€ 136,747	€ 122,986	€ 122,908
Class A, Ordinary shares
Equity
Dividend approved (in Euros per share)	€ 0.20	€ 0.18
Class B, Preference shares
Equity
Dividend approved (in Euros per share)	€ 0.20	€ 0.18